Leases - Summary of Lease Costs and Lessee Operating Lease Liability Maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease costs
Operating lease costs	$ 7,932	$ 6,606
Short-term lease costs	1,500	858
Sublease income	(1,205)	(534)
Total net lease cost	8,227	6,930
Operating lease income	940	677
Right-of-use assets related to new operating lease liabilities	323	28,703
Operating cash flows from operating leases	$ 8,330	$ 7,071
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:OtherAssets	us-gaap:OtherAssets
Operating leases right-of-use assets (included in other assets on the balance sheets)	$ 46,244	$ 47,947
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilities	us-gaap:OtherLiabilities
Operating lease liabilities (included in other liabilities on the balance sheets)	$ 44,940	$ 48,334
Weighted average remaining lease term for operating leases (in years)	10 years 1 month 20 days	10 years 4 months 13 days
Weighted average discount rate for operating leases	5.25%	5.25%
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 8,319
2022	8,111
2023	6,980
2024	6,247
2025	3,870
2026 & thereafter	24,793
Total commitments	58,320
Less: effect of discounting cash flows to their present value	(13,380)
Operating lease liabilities	$ 44,940	$ 48,334